Pension Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Japan
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	¥ (1,629)	¥ (5,078)	¥ (1,005)
Amortization of net actuarial loss	1,156	844	856
Prior service credit due to amendments	0	20	(5)
Amortization of prior service credit	(820)	(897)	(912)
Amortization of transition obligation	0		45
Total recognized in other comprehensive income (loss), pre-tax	(1,293)	(5,111)	(1,021)
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	1,117	(5,553)	(2,417)
Amortization of net actuarial loss	739	75	38
Amortization of net actuarial loss	739	75	38
Prior service credit due to amendments	1,097	50	0
Amortization of prior service credit	(208)	(174)	(123)
Amortization of transition obligation	1	7	4
Foreign currency exchange rate change	524	496	(354)
Total recognized in other comprehensive income (loss), pre-tax	¥ 3,270	¥ (5,099)	¥ (2,852)